Income tax - Composition of income tax expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Current income tax expense	¥ 195	¥ (471)	¥ 200
Total income tax expense/ (benefits)	¥ 195	¥ (471)	¥ 200